Derivative Financial Instruments (Quantitative Information about Derivative Instruments with Credit-risk-related Contingent Features) (Parenthetical) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2018	Mar. 31, 2018
Credit Derivatives [Line Items]
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	[1]	¥ 34	¥ 0

[1]	There was no amount that the Group would be required to post as collateral or settle immediately on March 31, 2018.